Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	CURIAN VARIABLE SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001532747
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 08, 2014
Document Effective Date	dei_DocumentEffectiveDate	May 08, 2014
Prospectus Date	rr_ProspectusDate	Apr. 25, 2014
Curian/Schroder Emerging Europe Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk [Heading]	rr_RiskHeading	In the section entitled, “Summary Overview of Each Fund” for the Curian/Schroder Emerging Europe Fund under “Principal Risks of Investing in the Fund,” please add the following risk:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
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Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.